Income tax expense	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax expense

41. Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2024	2023	2022
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in the Puglia region of Italy for 2024, 2023 and 2022 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2024, 2023 and 2022 are allocated as follows:

	2024	2023	2022
Current:
- Domestic	(6)	(1,065)	(838)
- Foreign	(865)	(659)	(1,582)
Total (a)	(871)	(1,724)	(2,420)
Deferred:
- Domestic	—	—	—
- Foreign	187	634	147
Total (b)	187	634	147
Total (a + b)	(684)	(1,090)	(2,273)

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022, is analysed as follows:

	2024	2023	2022
Domestic	(6,199)	(12,078)	(7,448)
Foreign	(8,499)	(2,994)	11,009
Total	(14,698)	(15,072)	3,561

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax to profit before income taxes and non-controlling interests) as follows:

	2024	2023	2022
Expected tax benefit (expense) at statutory tax rates	3,527	3,617	(855)
Effect of:
- Tax exempt income	1,657	4,530	2,618
- Aggregate effect of different tax rates in foreign jurisdictions	(254)	(481)	(79)
- Italian regional tax	(11)	(8)	(28)
- Non-deductible expenses	(3,140)	(5,675)	(1,635)
- Tax effect on unremitted earnings	—	—	(755)
- Chinese withholding tax on income not recoverable	—	(1,100)	—
- Effect of net change in deferred tax assets unrecognised	(2,463)	(1,973)	(1,539)
Actual tax charge	(684)	(1,090)	(2,273)

In 2024, the Group reported a loss before tax of 14,698 and income tax expense of 684, compared to a loss before tax of 15,072 and income tax expense of 1,090 in 2023, and a profit before tax of 3,561 and income tax expense of 2,273 in 2022.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2024 and 2023 are presented below:

Deferred tax assets	31/12/24	31/12/23
Tax loss carry forward	753	704
Inventories obsolescence	886	574
Provision for contingent liabilities	14	390
Other temporary differences	—	2
Intercompany profit on inventories	—	305
Total deferred tax assets	1,653	1,975

Deferred tax liabilities	31/12/24	31/12/23
Withholding tax on unremitted earnings of subsidiaries	(516)	(516)
Withholding tax on liquidation of subsidiaries	(480)	(480)
Unrealised net gains on foreign exchange rate	(2)	(305)
Other temporary differences	—	(5)
Total deferred tax liabilities	(998)	(1,306)

Movements in deferred tax balances occurred during 2022, 2023 and 2024 are analysed as follows:

	Deferred tax assets	Deferred tax liabilities	Total
Balance as at December 31, 2021	1,295	(1,405)	(110)
Recognised in profit or loss	670	(524)	146
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669
Recognised in profit or loss	(121)	308	187
Recognised in OCI	(201)	—	(201)
Recognised directly in equity	—	—	—
Balance as at December 31, 2024	1,653	(998)	655

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2024 and 2023.

	31/12/24	31/12/23
Deferred tax assets	1,653	1,975
Deferred tax liabilities compensated	—	(310)
Net deferred tax assets	1,653	1,665
Deferred tax liabilities	(998)	(996)

As of December 31, 2024, deferred tax assets mainly relate to carried-forward tax losses, inventory write-down for obsolescence, and provision for risks accounted for by some subsidiaries.

The application of the amendment to IAS 12 Deferred tax related to Assets and Liabilities Arising from a Single Transaction determined net unrecognized deferred tax assets of 2,297 as of December 31, 2024 and net unrecognized deferred tax assets of 1,324 as of December 31, 2023, related to leases, included in the “Other temporary differences” of the “Unrecognised deferred tax assets” table.

In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.

Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2024 and 2023, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2024 and 2023, management has not identified any relevant tax planning strategies prudent and feasible available to recognise the deferred tax assets. Therefore, as at December 31,

2024 and 2023 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 1,653 as at December 31, 2024 (1,975 as at December 31, 2023).

As at December 31, 2024 and 2023 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/24		31/12/23
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	378,307	93,266	367,620	90,025
Provision for contingent liabilities	4,892	1,396	6,588	1,893
Inventory obsolescence	10,989	2,272	7,803	2,197
Allowance for doubtful accounts	3,218	772	3,744	899
Intercompany profit on inventories	7,644	2,203	7,890	2,274
Provision for warranties	1,929	556	2,613	753
Impairment of non-financial assets	3,051	587	2,613	591
Other temporary differences	17,799	3,921	16,141	3,503
Total unrecognised deferred tax assets	427,829	104,973	415,012	102,135

As at December 31, 2024 and 2023, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 614 and 1,090, respectively. Of these deferred taxes, the Group recognized in both 2024 and 2023 the amount of 516 on the share of the aforementioned retained earnings, as it is likely they will be distributed as dividends by the subsidiaries in the coming years.

As at December 31, 2024 and 2023 the tax losses carried-forward of the Group expire as follows:

	2024	Expire date	2023	Expire date
Expire in five years	7,720	2025-2029	4,582	2024-2028
Expire after five years	127	> 2029	378	> 2028
Never expire	372,675	—	362,660	—
Total	380,522		367,620

In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year.

The income tax payable recorded as at December 31, 2024 and 2023 is 830 and 339, respectively. Whereas, the current income tax receivable recorded as at December 31, 2024 and 2023 is 1,642 and 3,000, respectively.

Of the Group’s income tax payable, nil (2023 nil) relates to management’s estimation of the amount for the ongoing tax review of the Parent, which the Italian tax authority commenced in October 2020. The uncertain tax treatment relates to the interpretation of how the tax legislation applies to the Group’s transfer pricing arrangements. Due to the uncertainty involved, there is a possibility that the outcome of such tax review may be significantly different to the amount currently recognised. Although management has used a single best estimate of the tax amount expected to be paid, it is anticipated that the remaining ongoing tax review will reasonably result in determining current tax liabilities of zero due to the tax loss position of the relevant years.

The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

The Company operates in many foreign jurisdictions. With no substantial exceptions, the Company and its main subsidiaries located in Romania and China are no longer subject to tax audits for years preceding 2019.